Commitments and Contingencies	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.	COMMITMENTS AND CONTINGENCIES

Rental and lease commitments

In August 2015, the Company entered into a lease agreement with FSMC to occupy a portion of the Conventus Center for Collaborative Medicine in Buffalo, NY. A deferred rent liability for this agreement of $0.3 million, $0.9 million and $1.3 million was recorded as of December 31, 2015, December 31, 2016 and September 30, 2017 respectively. Total rent expense related to this location, recognized on a straight-line basis, for the years ended December 31, 2015 and 2016 were $0.4 and $1.0 million, respectively, and $0.8 million for both of the nine months ended September 30, 2016 and 2017.

In July 2015, CDE entered into an agreement to lease facilities in Hong Kong. Under the rental agreement, CDE will make monthly payments of less than $0.1 million for three years beginning on July 1, 2015. Total rent expense related to this location, recognized on a straight-line basis, amounted to $0.2 million and $0.3 million for the years ended December 31, 2015 and 2016, respectively, and $0.3 million for both of the nine months ended September 30, 2016 and 2017.

In October 2016, the Company’s Commercial Platform entered into an agreement to lease office space in Chicago, IL. Under the lease agreement, the Company will make monthly payments based on an escalating scale over ten years. Total rent expense related to this location, recognized on a straight-line basis, amounted to less than $0.1 million for the year ended December 31, 2016 and $0.2 million for the nine months ended September 30, 2017. The Company has recorded a deferred rent liability of less than $0.1 million as of December 31, 2016 and $0.2 million as of September 30, 2017. In lieu of a security deposit, the Company issued an irrevocable letter of credit to the landlord in the amount of $0.3 million.

Future minimum payments under the non-cancelable leases consists of the following as of December 31, 2016 (in thousands):

Year ending December 31:	Minimum payments
2017	$801
2018	1,162
2019	1,512
2020	1,518
2021	1,525
Thereafter	5,959

$12,477

Legal Proceedings

The Company is not a party to any pending or known threatened legal proceedings that, in the opinion of the Company, would have a material impact on the Company’s consolidated financial statements.